Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of operations statement - Amendment 2 [Member] - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Warrant Liability	$ 2,172,671				$ 2,172,671	$ 3,950,311
Common Stock Subject to Possible Redemption	(2,172,671)				(2,172,671)	(3,950,311)
Common Stock	22				22	40
Additional Paid-in Capital	(1,007,157)				(1,007,157)	770,465
Retained Earnings	1,007,135				1,007,135	(770,505)
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Change in fair value of warrant liability				$ 1,224,597	$ 197,516	$ 1,975,156
Transaction costs allocable to warrant liability				(19,946)
Net income				$ 1,204,651
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		(197,240)	(196,999)	(318,172)	(196,900)	(201,796)
Weighted average shares outstanding, Common Stock (in Shares)		197,240	196,986	88,564	196,899	201,805
Basic and diluted net loss per share, Common Stock (in Dollars per share)			$ 0.01	$ 0.3	$ (0.04)	$ (0.48)
Change in fair value of warrant liability				$ (1,224,597)	$ (197,516)	$ (1,975,156)
Net income (loss)					(197,516)	(1,975,156)
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Transaction costs associated with Initial Public Offering				19,946
Initial classification of Common Stock subject to possible redemption				(3,199,752)
Change in value of Common Stock subject to possible redemption				1,224,597	(197,516)	(1,975,156)
As Restated in Form 10-K Amendment 1 [Member]
Condensed Income Statements, Captions [Line Items]
Warrant Liability	2,172,671				2,172,671	3,950,311
Common Stock Subject to Possible Redemption	123,698,687				123,698,687	121,831,059
Common Stock	405				405	424
Additional Paid-in Capital	3,699,904				3,699,904	5,567,513
Retained Earnings	1,299,693				1,299,693	(567,927)
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Change in fair value of warrant liability				1,224,597	$ 197,516	$ 1,975,156
Transaction costs allocable to warrant liability				(19,946)
Net income				$ 1,306,153
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		12,353,237	12,356,037	12,128,362	12,353,612	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)		$ 0.04	$ 0.04	$ 0.01	$ 0.05	$ 0.05
Weighted average shares outstanding, Common Stock (in Shares)		4,018,703	4,015,904	3,394,029	4,018,328	4,026,450
Basic and diluted net loss per share, Common Stock (in Dollars per share)		$ (0.04)	$ (0.06)	$ 0.33	$ (0.14)	$ (0.6)
Change in fair value of warrant liability				$ (1,224,597)	$ 197,516	$ (1,975,156)
Net income (loss)					(6,460)	(1,874,080)
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Transaction costs associated with Initial Public Offering				19,946
Initial classification of Common Stock subject to possible redemption				122,378,428
Change in value of Common Stock subject to possible redemption				1,326,720	(6,461)	(1,874,089)
As Previously Reported in Form 10-K [Member]
Condensed Income Statements, Captions [Line Items]
Common Stock Subject to Possible Redemption	125,871,358				125,871,358	125,781,370
Common Stock	383				383	384
Additional Paid-in Capital	4,707,061				4,707,061	4,797,048
Retained Earnings	292,558				$ 292,558	$ 202,578
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Net income				$ 101,502
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		12,550,477	12,553,036	12,446,534	12,550,512	12,547,286
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)		$ 0.04	$ 0.04	$ 0.01	$ 0.05	$ 0.05
Weighted average shares outstanding, Common Stock (in Shares)		3,821,463	3,818,918	3,305,465	3,821,429	3,824,645
Basic and diluted net loss per share, Common Stock (in Dollars per share)		$ (0.04)	$ (0.07)	$ 0.03	$ (0.1)	$ (0.12)
Net income (loss)					$ 191,056	$ 101,076
Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Initial classification of Common Stock subject to possible redemption				$ 125,578,180
Change in value of Common Stock subject to possible redemption				$ 102,123	$ 191,055	$ 101,067
As Previously Reported in Form 10-K Amendment 1 [Member]
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		12,353,237	12,356,037	12,128,362	12,353,612	12,345,490
Basic and diluted net income (loss) per share, Common Stock subject to possible redemption (in Dollars per share)					$ 0.05
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)		$ 0.04	$ 0.04	$ 0.01		$ 0.05
Weighted average shares outstanding, Common Stock (in Shares)		4,018,703	4,015,904	3,394,029	4,018,328	4,026,450
Basic and diluted net income (loss) per share, Common Stock (in Dollars per share)		$ (0.04)	$ (0.06)
Basic and diluted net loss per share, Common Stock (in Dollars per share)					$ (0.14)	$ (0.6)
Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Change in value of common stock subject to redemption	283,822					$ 1,867,628
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption				$ 122,378,428
Change in value of Class A common stock subject to possible redemption		$ 376,321	$ 277,361	$ 1,326,720	$ (6,461)	$ (1,874,089)
Basic and diluted net income per share, Common Stock (in Dollars per share)				$ 0.33
Adjustment [Member]
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		648,315	645,515	(7,617,397)	647,940	656,062
Basic and diluted net income (loss) per share, Common Stock subject to possible redemption (in Dollars per share)					$ (0.05)
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)		$ (0.02)	$ (0.02)	$ 0.16		$ (0.16)
Weighted average shares outstanding, Common Stock (in Shares)		(648,315)	(645,516)	(246,439)	(647,940)	(656,026)
Basic and diluted net income (loss) per share, Common Stock (in Dollars per share)		$ 0.06	$ 0.08
Basic and diluted net loss per share, Common Stock (in Dollars per share)					$ 0.14	$ 0.49
Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Change in value of common stock subject to redemption	(283,822)					$ (1,867,628)
Accretion for common stock to redemption amount	7,967					(347,597)
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption				$ 7,637,092
Change in value of Class A common stock subject to possible redemption		$ (39,415)	$ 61,266	$ (1,144,878)	$ 337,121	$ 2,221,686
Basic and diluted net income per share, Common Stock (in Dollars per share)				$ (0.16)
As Restated in Form 10-K Amendment 2 [Member]
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption (in Shares)		13,001,552	13,001,552	4,510,965	13,001,552	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)		$ 0.02	$ 0.02	$ 0.17		$ (0.11)
Weighted average shares outstanding, Common Stock (in Shares)		3,370,388	3,370,388	3,147,590	3,370,388	3,370,388
Basic and diluted net income (loss) per share, Common Stock (in Dollars per share)		$ 0.02	$ 0.02
Basic and diluted net loss per share, Common Stock (in Dollars per share)						$ (0.11)
Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Accretion for common stock to redemption amount	$ 7,967					$ (347,597)
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption				$ 130,015,520
Change in value of Class A common stock subject to possible redemption		$ 336,906	$ 338,627	$ 181,842	$ 330,660	$ 347,597
Basic and diluted net income per share, Common Stock (in Dollars per share)				$ 0.17